Condensed Consolidating Statements of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 1,311	$ 1,463	$ 714
Cash flows from investing activities:
Increase in restricted cash	(294)	(161)	(75)
Cash paid for acquisitions, net of cash acquired	(3,751)	(577)	(2,241)
Loans to subsidiaries	0	0	0
Proceeds for (Purchases of) Available for Sale Investments	(60)	2,274	(26)
Proceeds from/(purchases of) term deposits	1,084
Expenditures on of Other Deposits		(1,250)
Capital expenditures and capitalized software development costs	(277)	(250)	(179)
Net cash provided by (used in) investing activities	(3,298)	36	(2,521)
Cash flows from financing activities:
Proceeds from Issuance of Debt	4,158	552	3,833
Repayments of Debt, Including Debt Issuance Costs	1,028		2,464
Loans to/from parent	0	0	0
Payments of Dividends	(331)	(299)	(75)
Dividends received from subsidiaries	0	0	0
Purchase of subsidiary shares from non-controlling interest	(128)	(129)	(40)
Repurchases of common stock	(660)	(645)	0
Proceeds from (Payments for) Other Financing Activities, Condensed	(35)	(48)	(135)
Net cash provided by (used in) financing activities	1,976	(1,673)	1,119
Net Cash Provided by (Used in) Discontinued Operations		(114)	19
Effect of exchange rate changes on cash and cash equivalents	(14)	(21)	18
Net increase in cash and cash equivalents	(25)	(309)	(651)
Cash and cash equivalents, beginning of year	627	652	961	$ 1,612	$ 1,612
ICE Group, Inc. (Parent)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(162)	(350)	65
Cash flows from investing activities:
Increase in restricted cash	5	0	0
Cash paid for acquisitions, net of cash acquired	(3,751)	0	(2,742)
Loans to subsidiaries	(383)	0	0
Proceeds for (Purchases of) Available for Sale Investments	0	0	0
Proceeds from/(purchases of) term deposits	0	0
Capital expenditures and capitalized software development costs	0	0	0
Net cash provided by (used in) investing activities	(4,129)	0	(2,742)
Cash flows from financing activities:
Proceeds from Issuance of Debt	4,158	174	2,473
Repayments of Debt, Including Debt Issuance Costs	0		13
Loans to/from parent	1,127	1,502	358
Payments of Dividends	(331)	(299)	(75)
Dividends received from subsidiaries	0	0	0
Purchase of subsidiary shares from non-controlling interest	0	0	0
Repurchases of common stock	(660)	(645)
Proceeds from (Payments for) Other Financing Activities, Condensed	(8)	(30)	(64)
Net cash provided by (used in) financing activities	4,286	354	2,679
Net Cash Provided by (Used in) Discontinued Operations		0	0
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Net increase in cash and cash equivalents	(5)	4	2
Cash and cash equivalents, beginning of year	1	6	2	0
Subsidiary Guarantor - NYSE Euronext Holdings, LLC
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	77	4,651	111
Cash flows from investing activities:
Increase in restricted cash	0	0	0
Cash paid for acquisitions, net of cash acquired	0	0	0
Loans to subsidiaries	(730)	(3,103)	0
Proceeds for (Purchases of) Available for Sale Investments	0		0
Proceeds from/(purchases of) term deposits	1,084
Expenditures on of Other Deposits		(1,304)
Capital expenditures and capitalized software development costs	0	0	0
Net cash provided by (used in) investing activities	354	(4,407)	0
Cash flows from financing activities:
Proceeds from Issuance of Debt	0	0	0
Repayments of Debt, Including Debt Issuance Costs	1,028		350
Loans to/from parent	592	(239)	239
Payments of Dividends	0	0	0
Dividends received from subsidiaries	0	0	0
Purchase of subsidiary shares from non-controlling interest	0	0	0
Repurchases of common stock	0	0
Proceeds from (Payments for) Other Financing Activities, Condensed	0	0	0
Net cash provided by (used in) financing activities	(436)	(239)	(111)
Net Cash Provided by (Used in) Discontinued Operations		0	0
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Net increase in cash and cash equivalents	(5)	5	0
Cash and cash equivalents, beginning of year	0	5	0	0
Subsidiary Non-Guarantors
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	1,518	(2,399)	820
Cash flows from investing activities:
Increase in restricted cash	(299)	(161)	(75)
Cash paid for acquisitions, net of cash acquired	0	(577)	501
Loans to subsidiaries	(1,371)	(950)	(597)
Proceeds for (Purchases of) Available for Sale Investments	(60)	2,274	(26)
Proceeds from/(purchases of) term deposits	0	54
Capital expenditures and capitalized software development costs	(277)	(250)	(179)
Net cash provided by (used in) investing activities	(2,007)	390	(376)
Cash flows from financing activities:
Proceeds from Issuance of Debt	0	378	1,360
Repayments of Debt, Including Debt Issuance Costs	0		2,101
Loans to/from parent	765	2,790	0
Payments of Dividends	0	0	0
Dividends received from subsidiaries	(122)	(439)	(282)
Purchase of subsidiary shares from non-controlling interest	(128)	(129)	(40)
Repurchases of common stock	0	0
Proceeds from (Payments for) Other Financing Activities, Condensed	(27)	(18)	(71)
Net cash provided by (used in) financing activities	488	1,826	(1,134)
Net Cash Provided by (Used in) Discontinued Operations		(114)	19
Effect of exchange rate changes on cash and cash equivalents	(14)	(21)	18
Net increase in cash and cash equivalents	(15)	(318)	(653)
Cash and cash equivalents, beginning of year	626	641	959	1,612
Consolidating Adjustments
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(122)	(439)	(282)
Cash flows from investing activities:
Increase in restricted cash	0	0	0
Cash paid for acquisitions, net of cash acquired	0	0	0
Loans to subsidiaries	2,484	4,053	597
Proceeds for (Purchases of) Available for Sale Investments	0	0	0
Proceeds from/(purchases of) term deposits	0	0
Capital expenditures and capitalized software development costs	0	0	0
Net cash provided by (used in) investing activities	2,484	4,053	597
Cash flows from financing activities:
Proceeds from Issuance of Debt	0	0	0
Repayments of Debt, Including Debt Issuance Costs	0		0
Loans to/from parent	(2,484)	(4,053)	(597)
Payments of Dividends	0	0	0
Dividends received from subsidiaries	122	439	282
Purchase of subsidiary shares from non-controlling interest	0	0	0
Repurchases of common stock	0	0
Proceeds from (Payments for) Other Financing Activities, Condensed	0	0	0
Net cash provided by (used in) financing activities	(2,362)	(3,614)	(315)
Net Cash Provided by (Used in) Discontinued Operations		0	0
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Net increase in cash and cash equivalents	0	0	0
Cash and cash equivalents, beginning of year	$ 0	$ 0	$ 0	$ 0